CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Statement
Operating costs	$ (1,959,118)	$ (409,176)	$ (105,282)	$ (1,604,514)
Loss from operations	(1,959,118)	(409,176)	(105,282)	(1,604,514)
Unrealized (loss) gain on investments held in Trust Account	(2,020,214)	15,825	(5,056)	2,020,214
Interest and dividend income on investments held in Trust Account	3,867,140	22,776		1,903,452
Net loss	$ (112,192)	$ (370,575)	$ (110,338)	$ 2,319,152
Class A ordinary shares
Statement
Basic, weighted average shares outstanding	26,100,000	26,100,000	2,437,912	26,100,000
Diluted, weighted average shares outstanding	26,100,000	26,100,000	2,437,912	26,100,000
Basic, net loss per ordinary shares	$ 0.00	$ (0.01)	$ (0.01)	$ 0.07
Diluted, net loss per ordinary shares	$ 0.00	$ (0.01)	$ (0.01)	$ 0.07
Class B ordinary shares
Statement
Basic, weighted average shares outstanding	6,325,000	6,325,000	5,184,204	6,325,000
Diluted, weighted average shares outstanding	6,325,000	6,325,000	5,184,204	6,325,000
Basic, net loss per ordinary shares	$ 0.00	$ (0.01)	$ (0.01)	$ 0.07
Diluted, net loss per ordinary shares	$ 0.00	$ (0.01)	$ (0.01)	$ 0.07